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                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 23, 2001
                         TO THE TRUST SHARES PROSPECTUS
                                      AND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                          EACH DATED FEBRUARY 1, 2001

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

     1. All information regarding the BB&T Capital Appreciation Fund, BB&T Mid Cap Value Fund and BB&T West Virginia Intermediate Tax-Free Fund contained in these prospectuses has been deleted in its entirety. If you wish to purchase shares of the BB&T Capital Appreciation Fund, BB&T Mid Cap Value Fund or BB&T West Virginia Intermediate Tax-Free Fund, please see the BB&T Capital Appreciation Fund, BB&T Mid Cap Value Fund and BB&T West Virginia Intermediate Tax-Free Fund -- Trust Shares, Class A Shares, Class B Shares and Class C Shares prospectus dated July 23, 2001.

     SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.